        As filed with the Securities and Exchange Commission on August 30, 2002

                                                              File No. 333-69429
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                     ------
         Post-Effective Amendment No.  12                           [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   111                                        [X]
                       -------

                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:
                  immediately upon filing pursuant to paragraph (b) of Rule 485
         ------
            X     on August 30, 2002, pursuant to paragraph (b) of Rule 485
         ------
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ------
                  on           , 2002, pursuant to paragraph (a)(1) of Rule 485
         ------      ----------
                  this post-effective amendment designates a new effective date
         ------   for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The Prospectus and Statement of Additional Information (including all financial statements therein) of Putnam Hartford Capital Manager Series VI are incorporated in Parts A and B of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-69429) as filed on July 10, 2002 and declared effective on August 5, 2002.

The Prospectus and Statement of Additional Information (including all financial statements therein) of Putnam Hartford Capital Manager Series VII are incorporated in Parts A and B of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-69429) as filed on July 10, 2002 and declared effective on August 5, 2002.

Supplements to each of the above-referenced Prospectuses, each dated August 30, 2002, are included in Part A of this Post-Effective Amendment.

           PUTNAM HARTFORD CAPITAL MANAGER (SERIES VI AND SERIES VIR)
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


     SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Technology Fund into Putnam VT Voyager Fund II. If the proposed merger is approved, all assets of Putnam VT Technology Fund will be transferred into Putnam VT Voyager Fund II, and shareholders of Putnam VT Technology Fund will receive shares of Putnam VT Voyager Fund II. As a result, if any of your Contract Value is allocated to the Putnam VT Technology Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT Voyager II Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3844
333-69429

                  PUTNAM HARTFORD CAPITAL MANAGER (SERIES VII)
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


     SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Technology Fund into Putnam VT Voyager Fund II. If the proposed merger is approved, all assets of Putnam VT Technology Fund will be transferred into Putnam VT Voyager Fund II, and shareholders of Putnam VT Technology Fund will receive shares of Putnam VT Voyager Fund II. As a result, if any of your Contract Value is allocated to the Putnam VT Technology Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT Voyager II Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3845
333-69429

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    (a)    Resolution of the Board of Directors of Hartford Life
                         and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)  (1)    (b)    Resolution of the Board of Directors of Hartford Life
                         and Annuity Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)

           (2)    Not applicable.

           (3)    (a)    Principal Underwriter Agreement.(3)

           (3)    (b)    Form of Dealer Agreement.(3)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(4)

           (5)    Form of Application.(4)

           (6)    (a)    Certificate of Incorporation of Hartford. (5)

           (6)    (b)    Bylaws of Hartford.(5)

           (7)    Not applicable.

           (8)    Form of the participation agreement. (6)

--------------------
  1 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.
  2 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.
  3 Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.
  4 Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.
  5 Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
  6 Incorporated by reference to the initial filing to the Registration Statement File No. 333-69429, filed on December 22, 1999.

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

           (10)   Not applicable.(7)

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.







---------------

    7 We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared it reports included herein.

           (16)   Organizational Chart.(8)

Item 25.   Directors and Officers of the Depositor


NAME                                       POSITION WITH HARTFORD
David A. Carlson                           Vice President
Michael B. Cefole                          Vice President
Patrice Kelly-Ellis                        Vice President
Bruce W. Ferris                            Vice President
Timothy M. Fitch                           Vice President and Actuary
Mary Jane B. Fortin                        Vice President & Chief Accounting Officer
David T. Foy                               Senior Vice President, Chief Financial
                                           Officer and Treasurer, Director*
Lois W. Grady                              Senior Vice President
Susan Hess                                 Vice President
Ryan Johnson                               Vice President
Stephen T. Joyce                           Senior Vice President
Michael D. Keeler                          Vice President
Robert A. Kerzner                          Executive Vice President
David N. Levenson                          Senior Vice President
Joseph F. Mahoney                          Vice President
Thomas M. Marra                            President, Chief Executive Officer and
                                           Chairman of the Board, Director*
Gary J. Miller                             Vice President
Tom Nassiri                                Vice President
Marianne O'Doherty                         Vice President and Assistant General Counsel
Craig R. Raymond                           Senior Vice President and Chief Actuary
Christine Hayer Repasy                     Senior Vice President, General Counsel and
                                           Corporate Secretary, Director*
Martin A. Swanson                          Vice President
Joe M. Thomson                             Senior Vice President
John C. Walters                            Executive Vice President, Director*
David M. Znamierowski                      Senior Vice President and Chief Investment
                                           Officer, Director*

----------------------

    8 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485 filed on April 8, 2002.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b)(16).

Item 27. Number of Contract Owners

         As of July 31, 2002, there were 227,637 Contract Owners.

Item 28. Indemnification

     Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically,
     Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b).
     Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

     (A) involved a knowing and culpable violation of law by the director;
     (B) enabled the director or an associate to receive an improper personal gain;
     (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
     (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
     (E) created liability under section 33-757 relating to unlawful distributions.

     The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

    (b)   Directors and Officers of HSD

                                     POSITIONS AND OFFICES
               NAME                     WITH UNDERWRITER
              -------                ---------------------

          David A. Carlson           Vice President
          Bruce W. Ferris            Vice President
          David T. Foy               Treasurer, Director
          George R. Jay              Controller
          Ryan Johnson               Vice President
          Stephen T. Joyce           Vice President
          Thomas M. Marra            President, Chief Executive Officer and
                                     Chairman of the Board, Director
          Christine Hayer Repasy     Senior Vice President, General Counsel
                                     and Corporate Secretary
          John C. Walters            Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the

         Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                       SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN
          (Registrant)

By:   Thomas M. Marra                                     *By: /s/ Marianne O'Doherty
      -------------------------------------------             ------------------------
      Thomas M. Marra, President, Chief Executive              Marianne O'Doherty
      Officer and Chairman of the Board*                       Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

By:  Thomas M. Marra
     --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,            *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,                 -----------------------
     Director*                                                 Marianne O'Doherty
John C. Walters, Executive Vice President, Director*           Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*                   Date: August 30, 2002



333-69429

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)  Power of Attorney.